BUSINESS COMBINATION (Acquisition of Yipai, Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended	8 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 15, 2014	Dec. 31, 2014	May 31, 2014
Business Acquisition [Line Items]
Net revenues	$ 332,324	$ 196,702	$ 91,768
Net losses	76,738	1,856	(9,430)
Technology [Member]
Business Acquisition [Line Items]
Identified intangible assets, estimated useful life	6 years 8 months 12 days
Yipai [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired				70.00%		70.00%
Cash consideration				7,041
Share consideration, fair value of shares				49,291
Net revenues					995
Net losses					789
Yipai [Member] | Noncontrolling Interest [Member]
Business Acquisition [Line Items]
Assumed discount for lack of marketability				30.00%
Yipai [Member] | Trade name [Member]
Business Acquisition [Line Items]
Identified intangible assets, amount				1,622
Identified intangible assets, estimated useful life				10 years
Yipai [Member] | Technology [Member]
Business Acquisition [Line Items]
Identified intangible assets, amount				3,115
Identified intangible assets, estimated useful life				5 years
Yipai [Member] | Covenant not-to-compete [Member]
Business Acquisition [Line Items]
Identified intangible assets, amount				178
Identified intangible assets, estimated useful life				5 years
Yipai [Member] | Common Shares [Member]
Business Acquisition [Line Items]
Share consideration, number of shares				33,900,000
Share consideration, fair value of shares				$ 49,291